PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

Total
September 30, 2024
Cost:
Office Equipment	$40,145
Furniture and Fittings	44,878
Kitchen Equipment	29,279
Operating Equipment	12,292
Leasehold Improvements	143,736

Accumulated Depreciation:
Office equipment	(32,283)
Furniture and Fittings	(42,439)
Kitchen Equipment	(13,523)
Operating Equipment	(5,195)
Leasehold Improvements	(67,835)

Impairment:
Office equipment	(7,182)
Furniture and Fittings	(2,439)
Kitchen Equipment	(9,469)
Operating Equipment	(3,658)
Leasehold Improvements	(49,589)

Total, net	$36,718

December 31, 2023
Cost:
Office Equipment	$30,861
Furniture and Fittings	46,376
Kitchen Equipment	23,044
Operating Equipment	8,522
Leasehold Improvements	122,083

Accumulated Depreciation:
Office Equipment	(15,848)
Furniture and Fittings	(31,518)
Kitchen Equipment	(8,368)
Operating Equipment	(3,373)
Leasehold Improvements	(42,549)
Total, net	$129,230

The components of property and equipment are as follows:

December 31, 2023	Total

Office Equipment	$30,861
Furniture and Fittings	46,376
Kitchen Equipment	23,044
Operating Equipment	8,522
Leasehold Improvements	$122,083

Depreciation:
Office equipment	(15,848)
Furniture and Fittings	(31,518)
Kitchen Equipment	(8,368)
Operating Equipment	(3,373)
Leasehold Improvements	(42,549)
Total, net	$129,230

December 31, 2022

Office Equipment	$25,391
Furniture and Fittings	42,851
Kitchen Equipment	20,257
Operating Equipment	8,384
Leasehold Improvements	111,924

Depreciation:
Office Equipment	(23,449)
Furniture and Fittings	(1,671)
Kitchen Equipment	(3,240)
Operating Equipment	(1,223)
Leasehold Improvements	(12,886)
Total, net	$166,338